Warrant Liability	6 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Warrant Liability

Increases or decreases in fair value of the warrants are included as a component of other income (expenses) in the accompanying statement of operations for the respective period. As of March 31, 2013, the aggregate liability for warrants decreased to $0, resulting in a loss to the statements of operations for the three and six months ended March 31, 2013 of $5,020,000 and $510,000, respectively. The warrant liability and revaluations have not had any impact on the Company’s working capital, liquidity or business operations due to the non-cash nature of the liability. The Company previously had warrants with an embedded feature that met the requirements of derivative accounting per ASC Topic 815, Derivatives and Hedging. The Company recorded these warrants at their fair value in accordance with ASC Topic 820 and was required to revalue its liability for these warrants on a quarterly basis. All the warrants subject to this accounting treatment were exercised in full on February 19, 2013 in connection with the financing. See Note D below for additional information.